Exhibit G.1.a.vi.

Please note that this amendment is being filed to reflect the following change to the Form N-CEN filed for the Goldman Sachs Real Estate Diversified Income Fund for the reporting period ending September 30, 2024:

Item C.7 – Reliance on certain statutory exemptions and rules

C.7.n.v. - Did the Fund enter into any unfunded commitment agreements under rule 18f-4(e) (17 CFR 270.18f-4(e)): This item was updated to reflect a Yes response.

Other than the update noted above, no other modifications were made to the filing as initially submitted on December 12, 2024 (Accession No. 0001752724-24-279999).